Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
Allotted, called up and fully paid:	2026		2025
	No.	£	No.	£
Ordinary of $0.001 each	138,390,307	107,041	101,602,621	79,328
	138,390,307	107,041	101,602,621	79,328

Summary of ordinary shares issued

	Shares	Share capital	Proceeds	Premium
	issued	issued	received	arising
	No.	£	£ 000	£ 000
At the market programme	25,725,383	19,512	39,904	39,885
Conversion of Preferred Shares	10,192,489	7,544	—	20,628
ELOC commitment fee	334,448	254	—	739
2021 Incentive Plan	517,057	390	—	—
EMI Scheme	18,309	13	31	31
	36,787,686	27,713	39,935	61,283

Summary of nature and purpose of other reserves

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
Share-based payment reserve	36,053	34,215
Foreign currency translation reserve	15,341	11,139
Warrant reserve	36,638	36,638
Merger reserve	54,841	54,841
	142,873	136,833

Schedule of warrants issued but not exercised

	Warrants and options in issue				Warrant reserve
		Exercise	June 30,	December 31,	June 30,	December 31,
	Issue Date	price ($)	2026	2025	2026	2025
			No.	No.	£ 000	£ 000
Tranche A Warrants	January 24, 2025	6.00	7,450,000	7,450,000	8,951	8,951
Tranche B Warrants	January 24, 2025	7.50	7,500,000	7,500,000	14,212	14,212
SF Warrants	March 13, 2024	50.00	50,000,000	50,000,000	3,907	3,907
Virgin Atlantic Warrants	December 16, 2021	100.00	2,625,000	2,625,000	8,558	8,558
MWC Option	December 16, 2021	115.00	2,000,000	2,000,000	1,010	1,010
Outstanding, end of period			69,575,000	69,575,000	36,638	36,638